Pay vs Performance Disclosure - USD ($)	12 Months Ended					29 Months Ended	31 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Jul. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO ($)(1)	Summary Compensation Table Total for Second PEO ($)(1)	Compensation Actually Paid to First PEO ($)	Compensation Actually Paid to Second PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($) (in thousands) (5)	Company Selected Measure: Revenue ($) (in thousands) (6)
							Total Stock holder Return ($)(4)	Peer Group Total Stock holder Return ($)(4)
2025	—	39,312,010	—	22,037,070	15,866,156	16,323,245	39	120	416,855	4,221,767
2024	—	18,143,031	—	(24,338,934)	7,473,706	5,972,582	44	104	1,862,106	3,646,166
2023	—	522,667	—	74,249,630	11,333,745	13,760,300	56	80	(35,610)	3,055,071
2022	202,028	122,651,735	(13,866,816)	153,878,150	411,737	(11,364,015)	37	50	(96,047)	2,802,574
2021	199,100	—	(32,587,745)	—	11,394,930	(25,236,449)	55	95	316,438	2,578,027

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The dollar amounts reported represent (i) the total compensation reported in our Summary Compensation Table above for our first PEO and second PEO and (ii) the average total compensation paid of our non-PEO NEOs for the covered fiscal years. For the years reported in the table, Mr. Silbermann was our first PEO from January 2020 to July 2022, and Mr. Ready was our second PEO from July 2022 to December 2025.The non-PEO NEOs represent the following individuals for each of the fiscal years shown:

Year	Non-PEO NEOs
2025	Julia Brau Donnelly, Malik Ducard, Matthew Madrigal, Wanji Walcott
2024	Julia Brau Donnelly, Matthew Madrigal, Wanji Walcott, Malik Ducard, Sabrina Ellis
2023	Julia Brau Donnelly, Todd Morgenfeld, Malik Ducard, Sabrina Ellis, Wanji Walcott
2022	Todd Morgenfeld, Christine Flores, Naveen Gavini, Wanji Walcott
2021	Evan Sharp, Todd Morgenfeld, Christine Flores, Naveen Gavini

Peer Group Issuers, Footnote	The company and peer group total stockholder return (“TSR”) assumed an initial investment of $100 on December 31, 2020. The peer group TSR is based on the Nasdaq CTA Internet Index (QNET Index), which is the industry index used in our Annual Report pursuant to item 201(e) of Regulation S-K for the year ended December 31, 2025, and also serves as the performance benchmark for some of our executive compensation.
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for Second PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to Second PEO ($)
2025	39,312,010	37,928,927	20,653,987	22,037,070
Equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The fair value of stock options was calculated using the Black‑Scholes option-pricing model using updated assumptions as of each measurement date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. See “Note 8 to the Consolidated Financial Statements” included in our 2025 annual report on Form 10-K filed with the SEC on February 12, 2026 for the assumptions used in calculating the grant date fair value. The amounts deducted or added in calculating the equity award adjustments are as follows:

Second PEO
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2025	26,717,468	(10,978,736)	—	4,915,255	—	—	20,653,987

Average Non-PEO NEOs
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2025	14,478,470	(126,340)	—	734,924	—	—	15,087,054

Non-PEO NEO Average Total Compensation Amount	$ 15,866,156	$ 7,473,706	$ 11,333,745	$ 411,737	$ 11,394,930
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,323,245	5,972,582	13,760,300	(11,364,015)	(25,236,449)
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	15,866,156	14,629,965	15,087,054	16,323,245
Equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The fair value of stock options was calculated using the Black‑Scholes option-pricing model using updated assumptions as of each measurement date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. See “Note 8 to the Consolidated Financial Statements” included in our 2025 annual report on Form 10-K filed with the SEC on February 12, 2026 for the assumptions used in calculating the grant date fair value. The amounts deducted or added in calculating the equity award adjustments are as follows:

Second PEO
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2025	26,717,468	(10,978,736)	—	4,915,255	—	—	20,653,987

Average Non-PEO NEOs
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value ($)	Total Equity Award Adjustments ($)
2025	14,478,470	(126,340)	—	734,924	—	—	15,087,054

Compensation Actually Paid vs. Total Shareholder Return
The following charts set forth the relationship between CAP to our PEOs and the average CAP to our other NEOs to (i) the company’s cumulative TSR and peer group TSR, (ii) net income, and (iii) revenue, each over the five most recently completed fiscal years.
Compensation actually paid versus company TSR

Compensation Actually Paid vs. Net Income	Compensation actually paid versus company net income
Compensation Actually Paid vs. Company Selected Measure	Compensation actually paid versus company revenue
Tabular List, Table

Most Important Financial Performance Measures
Revenue
Adjusted EBITDA(1)
Relative TSR

Total Shareholder Return Amount	$ 39	44	56	37	55
Peer Group Total Shareholder Return Amount	120	104	80	50	95
Net Income (Loss)	$ 416,855,000	$ 1,862,106,000	$ (35,610,000)	$ (96,047,000)	$ 316,438,000
Company Selected Measure Amount	4,221,767,000	3,646,166,000	3,055,071,000	2,802,574,000	2,578,027,000
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of “compensation actually paid” (“CAP”), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation earned by or paid during the applicable year. In accordance with SEC rules, for the year shown, the following adjustments were made to total compensation reported in our Summary Compensation Table to determine the compensation actually paid for our second PEO and the average total compensation paid of our non-PEO NEOs:The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the covered fiscal year.The dollar amounts reported represent net income (loss) in our “Notes to consolidated financial statements” included in our annual report on Form 10-K for the applicable year.
(6)The dollar amounts reported represent revenue in our “Notes to consolidated financial statements” included in our annual report on Form 10-K for the applicable year.
	Adjusted EBITDA is a non-GAAP financial measure. See Appendix A for more information.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA(1)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Benjamin Silberman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 202,028	$ 199,100
PEO Actually Paid Compensation Amount	0	0	0	(13,866,816)	(32,587,745)
PEO Name							Mr. Silbermann
Bill Ready [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	39,312,010	18,143,031	522,667	122,651,735	0
PEO Actually Paid Compensation Amount	22,037,070	$ (24,338,934)	$ 74,249,630	$ 153,878,150	$ 0
PEO Name						Mr. Ready
PEO | Bill Ready [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,928,927)
PEO | Bill Ready [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,653,987
PEO | Bill Ready [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,717,468
PEO | Bill Ready [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,978,736)
PEO | Bill Ready [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bill Ready [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,915,255
PEO | Bill Ready [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Bill Ready [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,629,965)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,087,054
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,478,470
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(126,340)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	734,924
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0